RELATED PARTY TRANSACTIONS - Balance sheet (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Due from related parties and current contract assets	$ 123	$ 35
Non-current amounts due from related parties	128	142
Financial instrument liabilities	559	400
Current amounts due to related parties	675	164
Non-recourse Borrowings Due To Related Parties	88	0
Financial instrument liabilities	1,670	565
Corporate borrowings	2,299	2,149
Non-current liabilities, non-recourse borrowings	21,117	20,435
Other long-term liabilities, amounts due to	1	34
Other long-term liabilities, contract liability	662	635
Other long-term liabilities	1,531	1,440
Preferred limited partners’ equity	760	881
Subscription Facility
Disclosure of transactions between related parties [line items]
Non-current liabilities, non-recourse borrowings	1,843	81
Brookfield Renewable
Disclosure of transactions between related parties [line items]
Current contract assets	54	57
Current amounts due from related parties	105	21
Non-current contract assets	341	388
Current amounts due to related parties	166	119
Accrued distributions payable on LP units, BEPC exchangeable shares, Redeemable/Exchangeable partnership units and GP interest	38	32
Other long-term liabilities, contract liability	662	635
Brookfield Renewable | Subscription Facility
Disclosure of transactions between related parties [line items]
Non-current liabilities, non-recourse borrowings	1,750
Equity-accounted investments and other
Disclosure of transactions between related parties [line items]
Current amounts due from related parties	18	14
Non-current amounts due from related parties	128	142
Current amounts due to related parties	62	13
Other long-term liabilities, amounts due to	1	34
Joint Ventures Where Entity Is Venturer and Parent
Disclosure of transactions between related parties [line items]
Other long-term liabilities	663	669
Brookfield Reinsurance and Associates
Disclosure of transactions between related parties [line items]
Financial instrument liabilities	3	0
Preferred limited partners’ equity	15	0
Brookfield Reinsurance and Associates | Subscription Facility
Disclosure of transactions between related parties [line items]
Non-current liabilities, non-recourse borrowings	93	51
Brookfield Reinsurance
Disclosure of transactions between related parties [line items]
Financial instrument liabilities	3	0
Current amounts due to related parties	321	0
Corporate borrowings	$ 7	$ 0